Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
NOTE 19:-    SUBSEQUENT EVENTS

During January and February 2024, the Company repurchased 1,917,098 outstanding ordinary shares for $241,302 and completed the entirety of the $300,000 court-approved repurchase amount. See also Note 13(b).